Treasury shares - Additional Information (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Treasury shares transaction [line items]
Percentage of called up share capital	0.10%	0.30%
Treasury shares held, par value	£ 0.25	£ 0.25
Treasury shares, nominal value	£ 0.2	£ 0.5
Treasury shares, market value	9.0	21.0
Treasury shares	£ 7.0	£ 19.0	£ 15.0
Treasury shares [member]
Treasury shares transaction [line items]
Treasury shares held, par value	£ 0.25